Employee Post-retirement Benefits - Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2025	Dec. 31, 2024
Canada
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.10%	4.70%
Expected rate of return	0.0670	0.0690
Rate of compensation increase	3.50%	3.50%
U.S.
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.60%	5.70%
Expected rate of return	0.0650	0.0650
Rate of compensation increase	4.50%	4.50%
Rate of compensation increase, thereafter	3.00%	3.00%